American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF
May 31, 2022

Avantis® Core Municipal Fixed Income ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 98.5%
Alabama — 1.9%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	100,000	106,772
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 6/1/37, Prerefunded at 100% of Par(1)	50,000	54,564
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	232,811
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	200,000	211,405
		605,552
Arizona — 2.0%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	53,181
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	16,077
Phoenix GO, 5.00%, 7/1/25	85,000	92,407
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	26,533
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	37,984
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	33,412
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	68,196
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	72,345
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	57,627
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	136,939
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	11,785
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	35,117
		641,603
California — 19.3%
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	26,070
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	43,331
California State University Rev., 5.00%, 11/1/26	25,000	27,372
California State University Rev., 5.00%, 11/1/36	200,000	218,477
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	26,364
Coast Community College District GO, 5.00%, 8/1/29, Prerefunded at 100% of Par(1)	75,000	81,896
Coast Community College District GO, 5.00%, 8/1/31, Prerefunded at 100% of Par(1)	40,000	43,678
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	43,200
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	145,945
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	33,486
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	33,411
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	63,075
Los Angeles Community College District GO, 5.00%, 8/1/23	25,000	25,981
Los Angeles Community College District GO, 5.00%, 8/1/24	10,000	10,659
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	70,843
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	66,645
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue Rev., 5.00%, 7/1/37	60,000	66,486
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/39	650,000	689,683
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	39,950
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	227,997
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	10,487
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	227,274
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	78,535
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	73,760
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	26,538
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	45,000	45,840
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	27,125
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	53,023
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	50,000	53,254

Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	86,619
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	43,841
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	131,306
Los Rios Community College District GO, 3.00%, 8/1/25	15,000	15,392
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	103,148
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/24	80,000	85,442
Municipal Improvement Corp. of Los Angeles Rev., (Los Angeles), 5.00%, 11/1/31	60,000	65,970
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	120,000	130,518
Peralta Community College District GO, 4.00%, 8/1/39	25,000	25,155
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	51,745
Riverside County Public Financing Authority Rev., (Riverside County), 4.125%, 11/1/40, Prerefunded at 100% of Par(1)	10,000	10,703
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	117,234
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	26,034
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	57,100
San Diego Community College District GO, 5.00%, 8/1/27	10,000	11,158
San Diego Community College District GO, 5.00%, 8/1/28	40,000	44,556
San Diego Community College District GO, 5.00%, 8/1/29, Prerefunded at 100% of Par(1)	30,000	33,542
San Diego Community College District GO, 5.00%, 8/1/31, Prerefunded at 100% of Par(1)	30,000	33,542
San Diego Community College District GO, 4.00%, 8/1/41, Prerefunded at 100% of Par(1)	45,000	48,525
San Diego Public Facilities Financing Authority Rev., (City of San Diego Water Utility Revenue), 5.00%, 8/1/28	60,000	66,404
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	38,537
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	81,512
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	40,696
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	31,135
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	22,579
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	44,802
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	26,780
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	85,000	94,052
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,258
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	37,483
San Jose Financing Authority Rev., (San Jose), 5.00%, 6/1/39, Prerefunded at 100% of Par(1)	45,000	46,504
Santa County Clara GO, 3.50%, 8/1/38	175,000	175,097
Santa County Clara GO, 3.25%, 8/1/39	50,000	49,685
State of California GO, 5.00%, 9/1/26	30,000	33,512
State of California GO, 5.00%, 8/1/27	200,000	217,595
State of California GO, 5.00%, 8/1/28	5,000	5,649
State of California GO, 5.00%, 4/1/30	20,000	23,218
State of California GO, 5.00%, 4/1/30	5,000	5,911
State of California GO, 5.00%, 9/1/31	50,000	55,233
State of California GO, 5.00%, 10/1/31	15,000	17,502
State of California GO, 5.25%, 8/1/32 (AGM)	230,000	280,927
State of California GO, 4.00%, 9/1/33	60,000	62,841
State of California GO, 5.00%, 3/1/35	70,000	81,203
State of California GO, 3.00%, 10/1/35	300,000	292,655
State of California GO, 4.00%, 3/1/36	145,000	154,909
State of California GO, 4.00%, 11/1/36	50,000	53,629
State of California GO, 3.00%, 10/1/37	90,000	87,215
State of California Department of Water Resources Rev., 5.00%, 12/1/25, Prerefunded at 100% of Par(1)	25,000	25,861
State of California Department of Water Resources Rev., 5.00%, 12/1/27, Prerefunded at 100% of Par(1)	145,000	156,007
University of California Rev., 5.00%, 5/15/29	35,000	37,676
University of California Rev., 5.00%, 5/15/34	50,000	56,519
University of California Rev., 5.00%, 5/15/36	65,000	71,894
University of California Rev., 5.00%, 5/15/38	30,000	33,625
University of California Rev., 5.00%, 5/15/38	30,000	34,716
		6,255,736

Colorado — 2.3%
City & County of Denver GO, 5.00%, 8/1/30	325,000	384,671
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	52,262
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	31,950
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	52,226
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	61,403
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	34,739
State of Colorado COP, 5.00%, 12/15/32	50,000	58,731
State of Colorado COP, 4.00%, 12/15/37	40,000	41,471
State of Colorado COP, 4.00%, 12/15/38	30,000	31,047
		748,500
Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	75,611
State of Connecticut GO, 5.00%, 10/15/22	25,000	25,293
State of Connecticut GO, 5.00%, 5/15/24	30,000	31,718
State of Connecticut GO, 5.00%, 4/15/25	25,000	26,931
State of Connecticut GO, 5.00%, 1/15/26	35,000	38,319
State of Connecticut GO, 5.00%, 11/15/31	30,000	32,301
State of Connecticut GO, 3.00%, 1/15/32	20,000	19,743
State of Connecticut Special Tax Rev., 5.00%, 9/1/29	40,000	43,835
State of Connecticut Special Tax Rev., 5.00%, 8/1/31	25,000	26,763
State of Connecticut Special Tax Rev., 5.00%, 5/1/37	75,000	85,451
State of Connecticut Special Tax Rev., 3.125%, 5/1/40	75,000	69,250
University of Connecticut Rev., 4.00%, 4/15/38	95,000	96,323
		571,538
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 6/1/28	35,000	36,149
District of Columbia GO, 5.00%, 10/15/30	100,000	115,615
District of Columbia GO, 5.00%, 6/1/31	40,000	42,315
District of Columbia GO, 5.00%, 6/1/33	60,000	63,437
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/37	360,000	379,967
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	10,826
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	27,027
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	100,000	107,824
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	116,259
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	27,615
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	97,578
		1,024,612
Florida — 4.0%
Broward County Airport System Rev., 5.00%, 10/1/37, Prerefunded at 100% of Par(1)	50,000	50,622
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	17,331
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	10,312
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	60,166
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	96,870
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	113,365
Hillsborough County School Board COP, 5.00%, 7/1/29, Prerefunded at 100% of Par(1)	30,000	30,095
Miami-Dade County GO, 4.00%, 7/1/33	50,000	51,292
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,428
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	53,415
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	80,000	83,502
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	23,796
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	85,162
Orange County School Board COP, 5.00%, 8/1/34	90,000	98,738
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	146,992
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	64,511

School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	87,315
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	63,977
School District of Broward County COP, 5.00%, 7/1/22	25,000	25,077
School District of Broward County COP, 5.00%, 7/1/32	25,000	28,369
State of Florida Department of Transportation Turnpike System Rev., 2.875%, 7/1/25	40,000	40,055
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	59,432
		1,300,822
Georgia — 4.0%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	11,210
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	12,398
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	15,951
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	83,284
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	142,713
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	94,287
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	215,980
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	80,000	87,830
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	44,851
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	254,044
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	23,281
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	259,734
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	51,855
		1,297,418
Hawaii — 1.6%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	80,428
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	48,599
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	211,545
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	52,598
State of Hawaii GO, 5.00%, 1/1/36	35,000	39,007
State of Hawaii GO, 3.00%, 4/1/36	30,000	29,086
State of Hawaii GO, 4.00%, 5/1/36	10,000	10,558
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,872
		511,693
Illinois — 3.7%
Chicago O'Hare International Airport Rev., 5.25%, 1/1/29	5,000	5,084
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	47,513
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	5,000	5,278
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	26,629
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	26,572
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	97,035
Cook County Sales Tax Rev., 4.00%, 11/15/40	105,000	108,419
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	135,953
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	94,310
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	22,647
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	29,099
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	34,145
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	79,854
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	108,746
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	11,384
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	168,066
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	20,295
State of Illinois GO, 5.00%, 2/1/26	40,000	43,047
State of Illinois GO, 5.00%, 3/1/34	40,000	42,561
State of Illinois GO, 5.00%, 5/1/35	35,000	35,606
State of Illinois GO, 4.00%, 11/1/38	20,000	19,194
State of Illinois GO, 5.50%, 5/1/39	15,000	16,249

State of Illinois Rev., 5.00%, 6/15/26	15,000	15,370
		1,193,056
Indiana — 1.3%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	412,243
Kentucky — 1.7%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	54,160
Louisville and Jefferson County Metropolitan Sewer District Rev., 4.00%, 5/15/36	500,000	504,714
		558,874
Louisiana — 0.4%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/39, Prerefunded at 100% of Par(1)	35,000	37,745
State of Louisiana GO, 5.00%, 8/1/27	75,000	83,001
		120,746
Maryland — 1.5%
Montgomery County GO, 5.00%, 11/1/24	35,000	37,569
Prince County George's GO, 5.00%, 7/15/31	100,000	114,477
State of Maryland GO, 5.00%, 3/15/23	45,000	46,265
State of Maryland GO, 5.00%, 3/15/25	25,000	27,059
State of Maryland GO, 5.00%, 3/15/29	25,000	29,254
State of Maryland GO, 5.00%, 8/1/30	15,000	17,901
State of Maryland GO, 5.00%, 3/15/31	25,000	27,894
State of Maryland GO, 3.25%, 3/15/32	25,000	25,566
State of Maryland GO, 5.00%, 8/1/35	35,000	41,186
State of Maryland Department of Transportation Rev., 5.00%, 11/1/23	55,000	57,551
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	63,579
		488,301
Massachusetts — 3.4%
Massachusetts GO, 5.25%, 8/1/22	5,000	5,034
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	183,295
Massachusetts GO, 5.00%, 9/1/30	10,000	11,659
Massachusetts GO, 3.00%, 7/1/35	100,000	94,805
Massachusetts GO, 5.00%, 11/1/41	55,000	61,210
Massachusetts GO, 5.00%, 11/1/45	75,000	86,111
Massachusetts GO, 5.00%, 11/1/50	75,000	85,652
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	76,649
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	11,799
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	27,370
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	64,495
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	162,934
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	175,385
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/23	60,000	62,354
		1,108,752
Michigan — 0.5%
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	26,422
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	32,326
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	10,980
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	87,989
University of Michigan Rev., 5.00%, 4/1/40, Prerefunded at 100% of Par(1)	20,000	22,164
		179,881
Minnesota — 0.9%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	33,206
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	27,396
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	21,733
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	108,400
State of Minnesota GO, 5.00%, 8/1/23	105,000	109,206
		299,941

Mississippi — 0.1%
State of Mississippi GO, 5.00%, 10/1/34, Prerefunded at 100% of Par(1)	25,000	28,489
Missouri — 0.2%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	25,000	27,049
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	18,989
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	28,733
		74,771
Nebraska — 0.1%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	34,366
Nevada — 2.0%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/22	120,000	120,351
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	62,293
Clark County School District GO, 5.00%, 6/15/26	15,000	16,378
Clark County School District GO, 5.00%, 6/15/27	125,000	135,993
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	54,956
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	49,874
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	55,254
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	117,668
Truckee Meadows Water Authority Rev., 5.00%, 7/1/34	25,000	27,377
		640,144
New Jersey — 3.9%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	28,675
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,088
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/46	100,000	101,550
Hudson County Improvement Authority Rev., (Hudson County), 4.00%, 10/1/51	150,000	151,970
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	31,152
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	54,274
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	26,050
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	36,416
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	26,052
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 6/15/29, Prerefunded at 100% of Par(1)	20,000	22,891
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/35	25,000	26,036
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/36	20,000	20,820
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/37	25,000	25,184
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/41	140,000	147,698
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,699
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	58,077
New Jersey Higher Education Student Assistance Authority Rev., 2.375%, 12/1/29	5,000	4,971
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/27	20,000	20,020
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,458
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	35,000	38,334
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	27,381
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	26,865
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	20,000	20,027
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	16,668
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	22,223
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	11,099
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	26,172
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	27,339
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	20,808
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	11,067
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	11,063
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	28,850

New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	16,474
State of New Jersey GO, 5.00%, 6/1/28	50,000	56,490
State of New Jersey GO, 4.00%, 6/1/31	25,000	26,991
State of New Jersey GO, 4.00%, 6/1/33	40,000	40,347
State of New Jersey GO, 4.00%, 6/1/34	20,000	20,516
		1,260,795
New Mexico — 0.2%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	53,696
New York — 16.2%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	21,735
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	27,847
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	66,660
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	22,038
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	173,071
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	62,062
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	111,899
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	39,888
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	26,924
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/24	35,000	35,548
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	27,187
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,880
Nassau County GO, 5.00%, 10/1/27	80,000	89,794
New York City GO, 5.00%, 8/1/25	165,000	174,898
New York City GO, 5.00%, 8/1/25	200,000	218,108
New York City GO, 5.00%, 8/1/26	25,000	27,835
New York City GO, 5.00%, 8/1/27	50,000	51,791
New York City GO, 5.00%, 8/1/27	100,000	113,276
New York City GO, 5.00%, 8/1/28	10,000	11,371
New York City GO, 5.00%, 8/1/28	60,000	61,312
New York City GO, 5.25%, 10/1/30	50,000	56,478
New York City GO, 5.00%, 12/1/38	30,000	33,456
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	99,628
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	28,073
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.)), 5.00%, 11/15/40	75,000	80,710
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	51,506
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	10,874
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	63,268
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	38,093
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	37,567
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	47,318
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	114,094
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	65,000	67,563
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	207,265
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	27,937
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	140,509
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	65,355
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	55,204
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/23	5,000	5,178
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/28, Prerefunded at 100% of Par(1)	50,000	51,843
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	10,000	11,202
New York State Thruway Authority Rev., 5.00%, 1/1/23	40,000	40,827
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	41,774
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	106,431

New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	41,109
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/25	30,000	31,620
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	60,869
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/27	115,000	126,477
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	115,503
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	28,032
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	28,838
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	62,969
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	28,471
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	55,795
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	226,278
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	16,882
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	161,744
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	11,507
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,415
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	17,177
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	480,710
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	45,314
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	104,455
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	53,615
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/31, Prerefunded at 100% of Par(1)	10,000	10,723
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	10,029
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	14,400
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	21,945
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	91,256
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	67,142
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	57,869
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	25,000	27,360
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	108,979
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	36,718
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	43,317
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	27,628
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	55,000	57,700
Utility Debt Securitization Authority Rev., 5.00%, 12/15/31	50,000	52,455
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	54,504
		5,257,082
North Carolina — 0.8%
Charlotte Water & Sewer System Rev., 5.00%, 7/1/40	25,000	26,749
State of North Carolina GO, 5.00%, 6/1/29	60,000	70,529
State of North Carolina Rev., 5.00%, 3/1/30	10,000	11,461
State of North Carolina Rev., 5.00%, 3/1/33	115,000	130,809
Wake County GO, 5.00%, 3/1/24	35,000	36,932
		276,480
Ohio — 1.2%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	102,615
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	17,898
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	36,338
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	6,146
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	86,428
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	52,356
State of Ohio GO, 5.00%, 8/1/24	30,000	31,964
State of Ohio Rev., 5.00%, 12/15/23	55,000	57,709
		391,454
Oklahoma — 1.5%
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	270,116

Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	203,694
		473,810
Oregon — 1.1%
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	26,513
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	188,661
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	31,424
State of Oregon Department of Transportation Rev., 5.00%, 11/15/30, Prerefunded at 100% of Par(1)	65,000	69,766
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/33, Prerefunded at 100% of Par (SCH BD GTY)(1)	35,000	37,187
		353,551
Pennsylvania — 2.3%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	28,694
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	30,645
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	192,035
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	100,000	102,615
Pennsylvania GO, 4.00%, 7/1/23	25,000	25,652
Pennsylvania GO, 5.00%, 1/1/24	25,000	26,252
Pennsylvania GO, 5.00%, 1/1/28	5,000	5,536
Pennsylvania GO, 5.00%, 4/1/28, Prerefunded at 100% of Par(1)	25,000	25,724
Pennsylvania GO, 3.00%, 9/15/36	80,000	77,212
Pennsylvania GO, 3.00%, 5/1/38	25,000	23,686
Pennsylvania GO, 2.00%, 5/1/39	30,000	23,021
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	34,428
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	31,406
Philadelphia GO, 4.00%, 8/1/35	20,000	20,384
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	110,857
		758,147
Rhode Island — 0.1%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	25,861
South Carolina — 0.9%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/27, Prerefunded at 100% of Par(1)	30,000	31,429
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	52,809
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	70,000	75,053
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	26,494
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	43,118
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	60,437
		289,340
Tennessee — 0.2%
Memphis GO, 5.00%, 5/1/23	25,000	25,786
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	50,000	55,060
		80,846
Texas — 7.1%
Austin GO, 2.95%, 9/1/27	25,000	25,497
Board of Regents of the University of Texas System Rev., 5.375%, 8/15/23	50,000	52,259
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	37,305
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	31,975
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	27,847
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	31,547
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	100,582
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	84,310
Dallas GO, 5.00%, 2/15/23	60,000	61,503
Dallas GO, 5.00%, 2/15/27	30,000	31,358
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	41,114

Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	276,251
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	17,189
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	74,323
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	57,172
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	37,344
Dallas Independent School District GO, 5.00%, 8/15/28, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	42,575
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	87,289
Houston GO, 5.00%, 3/1/24	75,000	79,047
Houston GO, 5.00%, 3/1/28	35,000	39,943
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	60,403
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23(1)	15,000	15,313
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/23	20,000	20,381
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	10,869
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	21,099
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	30,949
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	25,000	27,740
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	78,656
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	82,467
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	40,000	43,813
State of Texas GO, 5.00%, 10/1/28	40,000	43,564
State of Texas GO, 5.00%, 10/1/29, Prerefunded at 100% of Par(1)	60,000	63,415
State of Texas GO, 5.00%, 10/1/30	55,000	61,942
State of Texas GO, 4.00%, 10/1/33, Prerefunded at 100% of Par(1)	50,000	51,950
State of Texas GO, 5.00%, 10/1/33	100,000	112,024
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,283
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	48,883
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	109,645
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	80,689
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	28,233
University of Texas System Rev., 5.00%, 8/15/30	50,000	59,211
		2,292,959
Utah — 1.2%
State of Utah GO, 5.00%, 7/1/28	125,000	144,731
State of Utah GO, 5.00%, 7/1/29	40,000	46,616
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	119,595
Utah Transit Authority Rev., 5.00%, 6/15/31, Prerefunded at 100% of Par(1)	30,000	32,638
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	48,049
		391,629
Virginia — 2.4%
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	25,000	25,079
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	27,389
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	84,682
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	77,343
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	41,088
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	76,737
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	53,013
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	27,010
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	50,000	55,834
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	68,290
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	11,279
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	56,254
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	114,062
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	60,000	61,199
		779,259

Washington — 3.3%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/32, Prerefunded at 100% of Par(1)	50,000	54,883
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Taxe), 5.00%, 11/1/26	50,000	56,049
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	36,290
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	27,210
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	73,865
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	26,470
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	22,614
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	28,665
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,803
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	53,798
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	58,050
King County Sewer Rev., 4.00%, 7/1/31	25,000	26,300
State of Washington GO, 4.00%, 7/1/26	50,000	51,942
State of Washington GO, 5.00%, 8/1/28	50,000	55,313
State of Washington GO, 5.00%, 8/1/31	25,000	27,982
State of Washington GO, 5.00%, 8/1/32	255,000	284,897
State of Washington GO, 5.00%, 8/1/32	40,000	43,136
State of Washington GO, 5.00%, 2/1/40	40,000	45,821
State of Washington GO, 5.00%, 2/1/41	25,000	28,600
State of Washington Rev., 5.00%, 9/1/23	35,000	36,436
University of Washington Rev., 4.00%, 6/1/37	10,000	10,256
		1,064,380
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	77,668
TOTAL MUNICIPAL SECURITIES (Cost $34,053,607)		31,923,995
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $92,469)	92,469	92,469
TOTAL SHORT-TERM INVESTMENTS (Cost $92,469)		92,469
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $34,146,076)		32,016,464
OTHER ASSETS AND LIABILITIES — 1.2%		400,992
TOTAL NET ASSETS — 100.0%		$32,417,456

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GO	-	General Obligation
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
SCH BD GTY	-	School Bond Guaranty
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	31,923,995	—
Short-Term Investments	92,469	—	—
	92,469	31,923,995	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.